Retirement benefit obligations - Comprehensive loss (Details) - CHF (SFr)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Retirement benefit obligations
Current service cost	SFr (67,188)	SFr (85,432)	SFr (133,722)	SFr (170,864)
Past service cost		36,459	26,899	36,459
Interest cost	(46,888)	(9,705)	(93,778)	(19,410)
Interest income	45,240	6,996	90,480	13,992
Company pension amount	SFr (68,836)	SFr (51,682)	SFr (110,121)	SFr (139,823)